UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F/HRA

                                FORM 13F/HRA COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2009

       Check here if Amendment [X]; Amendment Number: 01
        This Amendment (Check only one.):[X] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      July 22, 2010
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   78

       Form 13F Information Table Value Total:	$359,968
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1      28-12076	       Dorsey Wright & Associates
	  2	 28-12230	       ALPS Advisors Inc.

          [Repeat as necessary.]



FORM 13F INFORMATION TABLE
					VALUE	SHARES/	SH/     INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLEOFCLASS CUSIP	(x$1000)PRN AMT	PRN	DSCRTN	MGRS	SOLE	SHARED	NONE
AGCO CORP	COM	001084102	339	10466	SHRS	DEFINED	2			10466
ALCOA INC	COM	013817101	438	27165	SHRS	DEFINED	2	4800		22365
ANDARKO PETE 	COM	032511107	355	5687	SHRS	DEFINED	2			5687
ANGLOGOLD	ADR	035128206	343	8539	SHRS	DEFINED	2			8539
APACHE CORP	COM	037411105	400	3879	SHRS	DEFINED	2			3879
ARCHER DANIELS	COM	039483102	2186	69819	SHRS	DEFINED	2			69819
CHEVRON CORP	COM	166764100	1769	22980	SHRS	DEFINED	2			22980
BARRICK GOLD 	COM	067901108	913	23079	SHRS	DEFINED	2			23079
COMPANHIA SIDER	COM	20440W105	548	17174	SHRS	DEFINED	2			17174
COMPANIADEMINAS	COM	204448104	216	6456	SHRS	DEFINED	2			6456
CONOCOPHILLIPS	COM	20825C104	878	17205	SHRS	DEFINED	2	200		17005
CORN PRODUCTS	COM	219023108	246	8423	SHRS	DEFINED	2			8423
DEERE & CO	COM	244199105	2493	46087	SHRS	DEFINED	2			46087
DEVON ENERGY 	COM	25179M103	356	4850	SHRS	DEFINED	2			4850
EOG RES INC	COM	26875P101	283	2914	SHRS	DEFINED	2			2914
EXXON MOBIL 	COM	302316102	3690	54112	SHRS	DEFINED	2			54112
FREEPORT MCMORA	COM	35671D857	838	10445	SHRS	DEFINED	2	1300		9145
GERDAU SA	ADR	373737105	366	21507	SHRS	DEFINED	2			21507
HALLIBURTON CO	COM	406216101	311	10331	SHRS	DEFINED	2			10331
HESS CORP	COM	42809H107	212	3510	SHRS	DEFINED	2			3510
MARATHON OIL	COM	565849106	281	8994	SHRS	DEFINED	2	900		8094
MONSANTO CO NEW	COM	61166W101	4501	55061	SHRS	DEFINED	2			55061
MOSAIC CO	COM	71945A107	1082	18115	SHRS	DEFINED	2			18115
NATL OIL WELL 	COM	637071101	245	5544	SHRS	DEFINED	2	700		4844
NEWMONT MINING 	COM	651639106	594	12542	SHRS	DEFINED	2	1200		11342
NUCOR CORP	COM	670346105	373	7973	SHRS	DEFINED	2	700		7273
OCCIDENTAL PETE	COM	674599105	747	9188	SHRS	DEFINED	2			9188
POSCO		ADR	693483109	734	5597	SHRS	DEFINED	2			5597
PETROLEO BRASIL	ADR	71654V408	1380	28950	SHRS	DEFINED	2			28950
SCHLUMBERGER	COM	806857108	872	13400	SHRS	DEFINED	2			13400
SOCIEDAD QUIM	ADR	833635105	1121	29824	SHRS	DEFINED	2			29824
STERLITE INDS 	ADS	859737207	352	19312	SHRS	DEFINED	2			19312
TENARIS S A	ADR	88031M109	291	6815	SHRS	DEFINED	2			6815
TERRA INDUS	COM	880915103	414	12862	SHRS	DEFINED	2	300		12562
US STEEL CORP	COM	912909108	209	3805	SHRS	DEFINED	2	500		3305
VALE S A	ADR	91912E105	960	33070	SHRS	DEFINED	2			33070
XTO ENERGY INC	COM	98385X106	300	6455	SHRS	DEFINED	2			6455
BUNGE LIMITED	COM	616962105	964	15100	SHRS	DEFINED	2			15100
TRANSOCEAN LTD	REG 	H8817H100	298	3600	SHRS	DEFINED	2			3600
FIRST TRSTDJ GLBLDI	33734X200	4342	197025	SHRS	DEFINED	1			197025
ISHARESMSCI PACJIDX 	464286665	3901	94300	SHRS	DEFINED	1			94300
ISHARES IMSCI AUSTR	464286103	17161	732800	SHRS	DEFINED	1			732800
ISHARES MSCI MALAY	464286830	16734	1575750	SHRS	DEFINED	1			1575750
ISHARESMSCISINGAPOR	464286673	17050	1485150	SHRS	DEFINED	1			1485150
ISHAREMSCI STHAFRCA	464286780	16851	301075	SHRS	DEFINED	1			301075
ISHAREBARCLYS7-10YR	464287440	35504	400724	SHRS	DEFINED	1			400724
ISHARES CONS GOODS	464287812	13432	241894	SHRS	DEFINED	1			241894
ISHARES CONS SRVCIDX	464287580	13351	240597	SHRS	DEFINED	1			240597
ISHARES DJUSTECHSEC	464287721	13965	242700	SHRS	DEFINED	1			242700
ISHARESFTSE XNHUAIDX	464287184	16048	379650	SHRS	DEFINED	1			379650
ISHARES MSCIEMERGMKT	464287234	5860	151050	SHRS	DEFINED	1	38275		112775
ISHARES S&PLTNAM 40	464287390	5122	107125	SHRS	DEFINED	1			107125
ISHARESS&P MC400GRW	464287606	4348	55950	SHRS	DEFINED	1			55950
POWERSHSDGG1COMUTBE	73935Y102	12790	541924	SHRS	DEFINED	1	16624		525300
POWERSHS DBGOLDFD	73936B606	17894	456238	SHRS	DEFINED	1			456238
POWERSHS DBSILVERFND	73936B309	4011	130300	SHRS	DEFINED	1			130300
POWERSHS DBBASEMETALS	73936B705	4635	206000	SHRS	DEFINED	1			206000
SPDR INDX S&PINTL 	78463X772	3958	72750	SHRS	DEFINED	1			72750
SELECTSBICONS DISCR	81369Y407	3971	145900	SHRS	DEFINED	1			145900
SELECTSBI INT-TECH	81369Y803	4444	194300	SHRS	DEFINED	1			194300
VANGUARDSHRTTRMBOND	921937827	33527	421508	SHRS	DEFINED	1			421508
VANGUARMCAPVLIDXVIP	922908512	25202	568000	SHRS	DEFINED	1			568000
VANGUARD SMLCPGRWETF	922908595	25759	430250	SHRS	DEFINED	1			430250
AMAZON COM INC	COM	023135106	215	1600	SHRS	SOLE		1600
AMERICAN EXP	COM	025816109	211	5200	SHRS	SOLE		5200
CB RICHARD 	CLA	12497T101	261	19200	SHRS	SOLE		19200
FORD MTR CO	COM	345370860	374	37400	SHRS	SOLE		37400
GENERAL ELECT	COM	369604103	162	10700	SHRS	SOLE		10700
ISHARES BARCLYSTIPS	464288176	415	4000	SHRS	SOLE		4000
ISHARES JPMORGANUSD	464288281	1023	10055	SHRS	SOLE		10055
ISHARES S&PNTLAMT	464288414	360	3500	SHRS	SOLE		3500
ISHARES HIGHYLDCORP	464288513	782	8900	SHRS	SOLE		8900
JONES LANG LAS	COM	48020Q107	205	3400	SHRS	SOLE		3400
POWERSHS SOVRNDEBT	73936T573	424	16624	SHRS	SOLE		16624
SPDR BRCLYYLDETF	78464A417	509	13100	SHRS	SOLE		13100
SPDR DBINTGVTETF	78464A490	1852	32084	SHRS	SOLE		32084
SPRINT NEXTEL	COM 	852061100	38	10300	SHRS	SOLE		10300
FORD MTR CO	NTE 	345370CF5	379	300000	SHRS	SOLE		300000